Quarterly Holdings Report
for
Fidelity® Low-Priced Stock K6 Fund
April 30, 2023
LPSK6-NPRT3-0623
1.9883997.105
Common Stocks - 96.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.2%
Entertainment - 0.5%
GungHo Online Entertainment, Inc.	56,774	1,090,008
International Games Systems Co. Ltd.	287,400	5,015,773
Warner Bros Discovery, Inc.	703,066	9,568,728
		15,674,509
Interactive Media & Services - 0.2%
Cars.com, Inc. (a)	320,977	6,281,520
Connectwave Co. Ltd. (a)	7,800	87,152
Infocom Corp.	5,593	92,938
New Work SE	212	38,544
Ziff Davis, Inc. (a)	2,854	208,742
ZIGExN Co. Ltd.	398,390	1,481,417
		8,190,313
Media - 0.5%
Cl Holdings, Inc.	3,001	20,041
Comcast Corp. Class A	208,867	8,640,828
DMS, Inc.	22,495	239,873
Gray Television, Inc.	18,460	142,327
Intage Holdings, Inc.	96,794	1,127,225
Nexstar Broadcasting Group, Inc. Class A	1,669	289,488
Pico Far East Holdings Ltd.	2,375,398	400,547
RKB Mainichi Broadcasting Corp.	3,143	134,653
Saga Communications, Inc. Class A	55,407	1,232,806
Thryv Holdings, Inc. (a)	48,444	1,088,052
TOW Co. Ltd.	328,857	804,101
Trenders, Inc.	17,051	169,465
TVA Group, Inc. Class B (non-vtg.) (a)	262,245	383,249
		14,672,655
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	11,078	247,501
TOTAL COMMUNICATION SERVICES		38,784,978
CONSUMER DISCRETIONARY - 19.0%
Automobile Components - 1.1%
Adient PLC (a)	26,694	986,076
Akwel	1,236	18,386
ASTI Corp.	28,094	708,030
Cie Automotive SA	151,225	4,552,463
Compagnie Plastic Omnium SA	52,011	918,694
DaikyoNishikawa Corp.	56,161	281,168
G-Tekt Corp.	161,068	1,764,471
Gentex Corp.	67,005	1,848,668
GUD Holdings Ltd.	10,779	68,759
Hi-Lex Corp.	147,951	1,332,668
IJTT Co. Ltd.	92	358
LCI Industries	1,000	112,960
Lear Corp.	43,723	5,581,678
Linamar Corp.	101,279	4,814,088
Motonic Corp.	243,391	1,606,243
Murakami Corp.	81,139	1,677,545
Nippon Seiki Co. Ltd.	233,444	1,485,720
Patrick Industries, Inc.	14,786	1,014,763
PT Selamat Sempurna Tbk	6,522,400	691,637
Sewon Precision Industries Co. Ltd.	55,420	310,084
SJM Co. Ltd.	127,823	328,661
SNT Holdings Co. Ltd.	104,262	1,220,706
Strattec Security Corp. (a)	22,775	441,835
TBK Co. Ltd. (b)	64,368	130,065
Topre Corp.	37,221	377,161
TPR Co. Ltd.	39,902	411,707
Yachiyo Industry Co. Ltd. (b)	102,415	923,848
Yutaka Giken Co. Ltd.	113,744	1,509,714
		35,118,156
Automobiles - 0.2%
Harley-Davidson, Inc.	135,900	5,041,890
Isuzu Motors Ltd.	10,484	123,806
Kabe Husvagnar AB (B Shares)	25,115	498,379
		5,664,075
Broadline Retail - 3.3%
ASKUL Corp.	368,450	4,910,266
Aucfan Co. Ltd. (a)	2,461	9,412
B&M European Value Retail SA	1,189,126	7,168,800
Belluna Co. Ltd.	698,665	3,833,242
Big Lots, Inc. (b)	187,200	1,682,928
Europris ASA (c)	297,806	2,130,769
Gwangju Shinsegae Co. Ltd.	23,667	583,931
Lifestyle China Group Ltd. (a)	1,280,814	188,442
Max Stock Ltd.	1,537	2,923
Next PLC	932,364	78,975,846
Pan Pacific International Holdings Ltd.	3,013	56,304
Ryohin Keikaku Co. Ltd.	11,347	119,408
Vipshop Holdings Ltd. ADR (a)	113,475	1,781,558
		101,443,829
Distributors - 0.3%
Arata Corp.	61,179	1,989,278
Central Automotive Products Ltd.	30,288	643,952
LKQ Corp.	7,881	454,970
PALTAC Corp.	137,963	5,293,213
SPK Corp.	59,068	759,938
		9,141,351
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (a)	10,641	431,705
Clip Corp.	20,194	118,305
Cross-Harbour Holdings Ltd.	247,802	315,412
Frontdoor, Inc. (a)	45,541	1,246,002
H&R Block, Inc.	124,792	4,231,697
JP-Holdings, Inc.	19,248	44,260
Kukbo Design Co. Ltd.	15,692	200,975
Step Co. Ltd.	129,824	1,771,610
		8,359,966
Hotels, Restaurants & Leisure - 0.3%
Betsson AB (B Shares)	352,820	3,808,580
Brinker International, Inc. (a)	11,727	468,142
Ibersol SGPS SA	161,926	1,202,593
J.D. Wetherspoon PLC (a)	116,198	1,041,207
Kindred Group PLC (depository receipt)	119,404	1,464,744
Ride On Express Holdings Co. Lt	4,130	32,813
Ruth's Hospitality Group, Inc.	25,650	414,504
		8,432,583
Household Durables - 3.9%
Ace Bed Co. Ltd.	3,981	95,706
Barratt Developments PLC	3,001,937	18,863,422
Bellway PLC	393,057	11,914,662
Chervon Holdings Ltd.	11,368	57,850
Coway Co. Ltd.	3,100	113,866
Cuckoo Holdings Co. Ltd.	49,130	566,774
D.R. Horton, Inc.	99,051	10,877,781
Emak SpA	450,790	568,254
First Juken Co. Ltd. (b)	138,536	1,153,166
FJ Next Co. Ltd. (b)	136,611	1,038,248
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,568,246	8,934,324
Hamilton Beach Brands Holding Co. Class A	47,589	476,366
Helen of Troy Ltd. (a)	109,064	10,943,482
Mohawk Industries, Inc. (a)	167,208	17,707,327
Open House Group Co. Ltd.	62,506	2,498,537
Portmeirion Group PLC	5,965	35,159
Pressance Corp.	282,963	4,086,429
Sanei Architecture Planning Co. Ltd.	191,238	2,060,528
Taylor Morrison Home Corp. (a)	224,077	9,655,478
Tempur Sealy International, Inc.	209,088	7,834,527
Token Corp.	27,228	1,583,895
Toll Brothers, Inc.	8,183	522,976
TopBuild Corp. (a)	2,218	500,115
Vistry Group PLC	977,177	9,609,626
ZAGG, Inc. rights (a)(d)	384	0
		121,698,498
Leisure Products - 0.0%
Miroku Corp.	2,211	24,678
Specialty Retail - 7.8%
Academy Sports & Outdoors, Inc.	10,639	675,789
Arcland Sakamoto Co. Ltd.	17,828	201,920
AutoZone, Inc. (a)	41,233	109,816,261
Best Buy Co., Inc.	100,793	7,511,094
BMTC Group, Inc.	291,762	2,907,176
Buffalo Co. Ltd.	7,433	59,972
Dick's Sporting Goods, Inc.	21,908	3,176,879
Enigmo, Inc.	142,566	447,816
Foot Locker, Inc. (b)	401,658	16,865,619
Formosa Optical Technology Co. Ltd.	161,000	343,012
Fuji Corp.	59,277	573,680
Goldlion Holdings Ltd.	3,091,252	493,135
Hamee Corp. (b)	71,030	512,943
Handsman Co. Ltd.	47,636	398,632
IA Group Corp.	13,340	325,108
International Housewares Retail Co. Ltd.	466,729	171,941
JD Sports Fashion PLC	4,680,159	9,472,623
Jumbo SA	766,142	17,644,028
Kid ASA (c)	7,700	63,655
Ku Holdings Co. Ltd.	128,004	1,343,751
Leon's Furniture Ltd.	35,353	504,912
Maisons du Monde SA (c)	13,870	145,956
Mr. Bricolage SA (a)	67,136	606,613
Nafco Co. Ltd.	185,448	2,532,860
Nextage Co. Ltd. (b)	37,027	671,686
Nitori Holdings Co. Ltd.	6,758	860,536
Papyless Co. Ltd.	10,854	85,845
Pets At Home Group PLC	223,251	1,081,881
Ross Stores, Inc.	421,387	44,974,635
Sally Beauty Holdings, Inc. (a)	895,839	12,747,789
Syuppin Co. Ltd.	34,127	221,729
WH Smith PLC	87,720	1,735,211
Williams-Sonoma, Inc.	3,145	380,671
		239,555,358
Textiles, Apparel & Luxury Goods - 1.8%
Best Pacific International Holdings Ltd.	4,707,059	669,608
Capri Holdings Ltd. (a)	159,528	6,620,412
Deckers Outdoor Corp. (a)	1,799	862,333
Embry Holdings Ltd. (a)	188,292	14,152
Fossil Group, Inc. (a)	183,859	617,766
Gildan Activewear, Inc.	513,888	16,734,501
Handsome Co. Ltd.	151,100	2,825,034
JLM Couture, Inc. (a)(d)	12,514	14,391
Levi Strauss & Co. Class A (b)	367,540	5,314,628
PVH Corp.	108,023	9,269,454
Sun Hing Vision Group Holdings Ltd.	1,543,873	192,981
Texwinca Holdings Ltd.	4,274,170	763,234
Victory City International Holdings Ltd. (d)	4,590,144	169,580
Wolverine World Wide, Inc.	468,263	7,838,723
Youngone Corp.	27,064	896,077
Youngone Holdings Co. Ltd.	64,795	3,139,825
		55,942,699
TOTAL CONSUMER DISCRETIONARY		585,381,193
CONSUMER STAPLES - 10.0%
Beverages - 1.7%
A.G. Barr PLC	225,656	1,426,474
Britvic PLC	616,775	7,080,831
Monster Beverage Corp.	777,500	43,540,000
Muhak Co. Ltd.	77,621	324,330
Spritzer Bhd	444,300	245,922
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	163,055	244,639
		52,862,196
Consumer Staples Distribution & Retail - 6.0%
Acomo NV	15,484	380,479
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	197,720	9,868,123
Belc Co. Ltd.	168,692	7,621,443
BJ's Wholesale Club Holdings, Inc. (a)	13,246	1,011,597
Corporativo Fragua S.A.B. de CV	30,857	821,337
Cosmos Pharmaceutical Corp.	174,579	17,170,755
Create SD Holdings Co. Ltd.	545,307	13,227,654
Daikokutenbussan Co. Ltd.	35,657	1,427,551
G-7 Holdings, Inc.	140,997	1,486,716
Genky DrugStores Co. Ltd.	113,691	3,360,586
Halows Co. Ltd.	178,935	4,243,490
Kusuri No Aoki Holdings Co. Ltd.	75,176	3,607,243
MARR SpA	1,900	29,729
MARR SpA (a)	9,186	143,733
Metro, Inc.	1,386,415	79,019,055
North West Co., Inc.	8,571	251,402
Performance Food Group Co. (a)	5,836	365,859
Qol Holdings Co. Ltd.	261,379	2,396,210
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	1,163	66,171
Sapporo Clinical Laboratory	3,912	36,900
Sprouts Farmers Market LLC (a)	429,340	14,880,924
Sugi Holdings Co. Ltd.	5,747	243,816
Tsuruha Holdings, Inc.	32,063	2,099,990
United Natural Foods, Inc. (a)	51,335	1,399,905
Walgreens Boots Alliance, Inc.	452,226	15,940,967
YAKUODO Holdings Co. Ltd.	17,787	325,133
Yaoko Co. Ltd.	82,483	4,323,726
		185,750,494
Food Products - 1.9%
Armanino Foods of Distinction	22,482	91,727
Axyz Co. Ltd.	2,251	50,295
Carr's Group PLC	604,995	965,616
Food Empire Holdings Ltd.	3,183,797	2,414,547
Fresh Del Monte Produce, Inc.	389,616	11,185,875
Inghams Group Ltd.	69,743	130,189
Ingredion, Inc.	30,175	3,203,680
Kaveri Seed Co. Ltd.	54,000	351,814
Kri Kri Milk Industry SA	13,750	99,997
Lassonde Industries, Inc. Class A (sub. vtg.)	1,407	100,744
Origin Enterprises PLC	797,328	3,474,767
Ottogi Corp.	18,573	6,417,105
Pacific Andes International Holdings Ltd. (a)(d)	3,104,000	4
Pacific Andes Resources Development Ltd. (a)(d)	176,886	1
Pickles Holdings Co. Ltd.	40,297	348,899
Prima Meat Packers Ltd.	85,273	1,444,013
Rocky Mountain Chocolate Factory, Inc. (a)	64,340	346,149
S Foods, Inc.	91,477	2,035,207
Seaboard Corp.	4,480	17,655,994
Sunjin Co. Ltd.	75,520	466,928
Sunjuice Holdings Co. Ltd.	22,000	220,739
Thai President Foods PCL (For. Reg.)	35,095	204,439
Tyson Foods, Inc. Class A	98,158	6,133,893
		57,342,622
Household Products - 0.0%
Transaction Co. Ltd.	63,093	797,923
Personal Care Products - 0.3%
Hengan International Group Co. Ltd.	1,007,180	4,498,531
Sarantis SA	447,681	3,541,892
TCI Co. Ltd.	41,000	276,882
		8,317,305
Tobacco - 0.1%
KT&G Corp.	14,610	936,601
Scandinavian Tobacco Group A/S (c)	79,663	1,552,160
		2,488,761
TOTAL CONSUMER STAPLES		307,559,301
ENERGY - 10.1%
Energy Equipment & Services - 0.5%
Championx Corp.	26,469	716,781
Helix Energy Solutions Group, Inc. (a)	74,282	538,545
John Wood Group PLC (a)	1,407,045	3,985,757
KS Energy Services Ltd. (a)(d)	810,548	7,897
Liberty Oilfield Services, Inc. Class A	535,191	6,855,797
Oil States International, Inc. (a)	296,520	2,087,501
PHX Energy Services Corp.	136,373	680,431
Total Energy Services, Inc.	145,244	858,696
		15,731,405
Oil, Gas & Consumable Fuels - 9.6%
Adams Resources & Energy, Inc.	17,115	652,082
Antero Resources Corp. (a)	683,341	15,710,010
APA Corp.	1,102	40,609
Baytex Energy Corp. (a)	68,104	256,361
Beach Energy Ltd.	1,025,166	1,009,059
Berry Corp.	506,388	3,868,804
Birchcliff Energy Ltd.	11,394	69,044
Bonterra Energy Corp. (a)	62,311	306,760
Callon Petroleum Co. (a)	150,106	4,974,513
Cenovus Energy, Inc. (Canada)	1,192,866	20,021,237
China Petroleum & Chemical Corp. (H Shares)	11,008,807	7,215,345
Chord Energy Corp.	169,618	24,141,730
Chord Energy Corp.:
warrants 9/1/24 (a)	35,849	702,640
warrants 9/1/25 (a)	17,821	262,860
Civitas Resources, Inc. (b)	324,677	22,418,947
CNX Resources Corp. (a)(b)	183,332	2,847,146
Denbury, Inc. (a)	15,203	1,419,656
Diamondback Energy, Inc.	53,681	7,633,438
Energy Transfer LP	81,034	1,043,718
Enterprise Products Partners LP	184,974	4,866,666
Exxon Mobil Corp.	4,430	524,246
Hankook Shell Oil Co. Ltd.	5,550	957,060
HF Sinclair Corp.	171,589	7,568,791
INPEX Corp.	10,607	116,073
Iwatani Corp.	11,166	528,630
Marathon Oil Corp.	834,812	20,169,058
Murphy Oil Corp.	334,892	12,293,885
NACCO Industries, Inc. Class A	34,362	1,241,155
Northern Oil & Gas, Inc.	45,615	1,513,050
Oil & Natural Gas Corp. Ltd.	4,674,169	9,125,423
Oil India Ltd.	2,111,080	6,606,493
Ovintiv, Inc.	752,731	27,158,534
PDC Energy, Inc.	31,107	2,023,510
Petronet LNG Ltd.	1,623,900	4,721,536
Peyto Exploration & Development Corp. (b)	1,040,148	9,473,688
Range Resources Corp.	688,677	18,215,507
SilverBow Resources, Inc. (a)(b)	82,573	1,969,366
Southwestern Energy Co. (a)	1,485,554	7,710,025
Star Petroleum Refining PCL (For. Reg.)	854,996	244,103
TotalEnergies SE sponsored ADR	676,229	43,231,320
Unit Corp. warrants 9/3/27 (a)	22,181	85,397
Vital Energy, Inc. (a)	4,880	227,066
		295,164,541
TOTAL ENERGY		310,895,946
FINANCIALS - 10.3%
Banks - 2.9%
ACNB Corp.	42,488	1,288,661
Arrow Financial Corp.	4,940	106,655
Associated Banc-Corp.	232,196	4,140,055
Bank7 Corp.	6,764	162,201
Bar Harbor Bankshares	75,831	1,880,609
C & F Financial Corp.	3,007	160,123
Cadence Bank	125,677	2,541,189
Camden National Corp.	38,750	1,238,063
Cathay General Bancorp	61,358	1,955,479
Central Pacific Financial Corp.	13,331	211,696
Central Valley Community Bancorp	11,842	172,893
Citizens Financial Services, Inc. (b)	2,644	228,944
Community Trust Bancorp, Inc.	7,064	254,375
Dimeco, Inc.	2,916	119,906
East West Bancorp, Inc.	58,878	3,043,404
Financial Institutions, Inc.	50,436	881,621
First Bancorp, Puerto Rico	28,850	338,988
First Foundation, Inc.	2,664	16,757
First of Long Island Corp.	131,135	1,534,280
Five Star Bancorp	20,700	440,082
FNB Corp., Pennsylvania	40,210	461,611
Hanmi Financial Corp.	64,931	1,049,285
Hingham Institution for Savings	1,275	248,064
Intercorp Financial Services, Inc.	71,979	1,610,170
LCNB Corp.	9,626	147,278
Meridian Corp.	22,878	213,909
Oak Valley Bancorp Oakdale California	11,883	306,463
OFG Bancorp	11,094	283,674
Plumas Bancorp	22,068	845,425
Preferred Bank, Los Angeles	3,000	144,240
Princeton Bancorp, Inc.	1,836	52,638
QCR Holdings, Inc.	7,334	303,628
Southern Missouri Bancorp, Inc.	14,223	516,010
Sparebank 1 Sr Bank ASA (primary capital certificate)	130,749	1,529,917
Sparebanken Nord-Norge	224,008	2,028,401
Synovus Financial Corp.	256,992	7,915,354
The First Bancorp, Inc.	19,099	471,745
U.S. Bancorp	11,368	389,695
United Community Bank, Inc.	108,690	2,706,381
Unity Bancorp, Inc.	12,490	289,144
Washington Trust Bancorp, Inc.	76,209	2,142,235
Webster Financial Corp.	75,006	2,797,724
Wells Fargo & Co.	1,053,678	41,883,701
West Bancorp., Inc.	72,248	1,244,833
		90,297,506
Capital Markets - 1.4%
Azimut Holding SpA	13,420	299,299
Banca Generali SpA	4,240	140,582
Bank of New York Mellon Corp.	7,622	324,621
CI Financial Corp.	466,345	4,591,683
Federated Hermes, Inc.	251,247	10,399,113
Lazard Ltd. Class A	302,762	9,476,451
LPL Financial	7,186	1,500,724
PJT Partners, Inc.	606	41,675
Rathbone Brothers PLC	60,800	1,493,059
Raymond James Financial, Inc.	131,526	11,907,049
SEI Investments Co.	4,565	268,924
T. Rowe Price Group, Inc.	1,160	130,303
Van Lanschot Kempen NV (Bearer)	107,006	3,248,418
		43,821,901
Consumer Finance - 1.0%
Aeon Credit Service (Asia) Co. Ltd.	1,832,070	1,238,151
Cash Converters International Ltd.	590,276	91,562
Discover Financial Services	247,109	25,568,368
OneMain Holdings, Inc.	75,415	2,893,674
		29,791,755
Financial Services - 1.0%
ASAX Co. Ltd.	624	2,840
Cielo SA	11,300	12,370
Enact Holdings, Inc.	273,809	6,609,749
Essent Group Ltd.	89,980	3,821,451
Far East Horizon Ltd.	106,175	95,517
Far East Horizon Ltd. rights (a)	892	0
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	580	65,459
Class C (non-vtg.)	19,377	2,582,760
FleetCor Technologies, Inc. (a)	44,878	9,600,302
Fuyo General Lease Co. Ltd.	14,745	1,079,116
Jackson Financial, Inc.	5,718	205,905
Nice Information & Telecom, Inc.	46,280	832,461
The Western Union Co.	14,167	154,845
Tokyo Century Corp.	17,322	595,914
Walker & Dunlop, Inc.	1,172	78,887
Zenkoku Hosho Co. Ltd.	167,406	6,152,862
		31,890,438
Insurance - 4.0%
AFLAC, Inc.	133,557	9,328,956
ASR Nederland NV	205,086	9,003,213
Chubb Ltd.	1,729	348,497
Db Insurance Co. Ltd.	182,532	11,478,797
Direct Line Insurance Group PLC	4,732,798	10,209,646
Employers Holdings, Inc.	67,951	2,690,180
First American Financial Corp.	5,337	307,465
Hartford Financial Services Group, Inc.	9,055	642,814
Hiscox Ltd.	11,505	170,904
Hyundai Fire & Marine Insurance Co. Ltd.	70,247	1,974,296
National Western Life Group, Inc.	11,888	3,031,202
NN Group NV	68,366	2,543,978
Old Republic International Corp.	13,854	350,091
Primerica, Inc.	37,330	6,813,098
Qualitas Controladora S.A.B. de CV	72,785	481,131
Reinsurance Group of America, Inc.	229,843	32,711,256
Selective Insurance Group, Inc.	3,023	291,206
Talanx AG	62,400	3,132,640
The Travelers Companies, Inc.	2,396	434,011
Unum Group	643,856	27,170,723
		123,114,104
TOTAL FINANCIALS		318,915,704
HEALTH CARE - 14.6%
Biotechnology - 1.1%
Amgen, Inc.	91,231	21,871,720
Cell Biotech Co. Ltd.	49,400	496,334
Essex Bio-Technology Ltd.	1,297,016	604,093
Exelixis, Inc. (a)	16,385	299,846
Gilead Sciences, Inc.	59,928	4,926,681
Regeneron Pharmaceuticals, Inc. (a)	7,616	6,106,433
		34,305,107
Health Care Equipment & Supplies - 0.9%
Arts Optical International Holdings Ltd.	1,027,050	107,933
Embecta Corp.	381,999	10,600,472
Fukuda Denshi Co. Ltd.	163,698	5,031,329
Hoshi Iryo-Sanki Co. Ltd.	28,705	821,703
I-Sens, Inc.	70,200	899,115
InBody Co. Ltd.	85,500	1,777,792
Medikit Co. Ltd.	7,141	123,934
Nakanishi, Inc.	45,078	853,994
Prim SA	110,002	1,266,657
ResMed, Inc.	2,551	614,689
St. Shine Optical Co. Ltd.	343,100	2,785,882
Techno Medica Co. Ltd.	2,726	35,956
Utah Medical Products, Inc.	24,381	2,312,294
Value Added Technology Co. Ltd.	43,287	1,250,640
Vieworks Co. Ltd.	43,800	1,123,128
		29,605,518
Health Care Providers & Services - 11.1%
Centene Corp. (a)	155,794	10,738,880
Ci Medical Co. Ltd.	12,796	463,006
Cigna Group	87,059	22,051,174
DVx, Inc.	53,316	390,461
Elevance Health, Inc.	153,475	71,926,059
HCA Holdings, Inc.	1,053	302,558
Henry Schein, Inc. (a)	2,945	237,985
Hi-Clearance, Inc.	186,882	878,726
Humana, Inc.	31,464	16,691,337
Laboratory Corp. of America Holdings	38,952	8,830,808
Quest Diagnostics, Inc.	37,317	5,179,973
Select Medical Holdings Corp.	22,789	695,065
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	1,061	2,157
Ship Healthcare Holdings, Inc.	9,346	164,862
Sinopharm Group Co. Ltd. (H Shares)	4,547,343	16,107,954
UnitedHealth Group, Inc.	257,208	126,569,476
Universal Health Services, Inc. Class B	390,104	58,652,136
WIN-Partners Co. Ltd.	267,026	2,011,047
		341,893,664
Health Care Technology - 0.0%
Software Service, Inc.	5,504	352,720
Life Sciences Tools & Services - 0.3%
ICON PLC (a)	46,043	8,872,026
Pharmaceuticals - 1.2%
Bliss Gvs Pharma Ltd.	200,498	188,359
China Medical System Holdings Ltd.	1,136,259	1,886,326
Consun Pharmaceutical Group Ltd.	452,304	294,046
Dai Han Pharmaceutical Co. Ltd.	32,100	672,043
Daito Pharmaceutical Co. Ltd.	117,080	2,179,107
Dawnrays Pharmaceutical Holdings Ltd.	7,362,241	1,264,336
DongKook Pharmaceutical Co. Ltd.	222,780	2,518,031
Faes Farma SA	340,449	1,200,450
Faes Farma SA rights	337,286	45,743
FDC Ltd. (a)	205,423	742,844
Fuji Pharma Co. Ltd.	71,261	647,403
Genomma Lab Internacional SA de CV	259,473	215,608
Granules India Ltd.	14,327	52,776
Huons Co. Ltd.	78,866	1,939,392
Hypera SA	45,900	342,791
Jazz Pharmaceuticals PLC (a)	1,297	182,190
Kaken Pharmaceutical Co. Ltd.	4,305	118,539
Korea United Pharm, Inc.	4,980	80,293
Kwang Dong Pharmaceutical Co. Ltd.	450,892	1,947,827
Lee's Pharmaceutical Holdings Ltd.	2,462,014	470,749
Luye Pharma Group Ltd. (a)(c)	103,054	50,685
Nippon Chemiphar Co. Ltd.	9,877	130,539
Recordati SpA	71,798	3,301,436
Samjin Pharmaceutical Co. Ltd.	100	1,705
Sanofi SA	138,933	14,972,567
Syngen Biotech Co. Ltd.	35,000	217,690
Towa Pharmaceutical Co. Ltd.	36,522	521,287
Whanin Pharmaceutical Co. Ltd.	652	7,889
		36,192,651
TOTAL HEALTH CARE		451,221,686
INDUSTRIALS - 12.5%
Aerospace & Defense - 0.2%
BWX Technologies, Inc.	1,159	74,848
Cadre Holdings, Inc.	10,784	227,111
Huntington Ingalls Industries, Inc.	16,358	3,298,754
Leonardo DRS, Inc. (a)	50,466	759,513
Rheinmetall AG	3,103	907,796
V2X, Inc. (a)	45,725	1,975,320
		7,243,342
Air Freight & Logistics - 0.3%
AIT Corp.	18,740	220,236
Compania de Distribucion Integral Logista Holdings SA	465	12,635
Hamakyorex Co. Ltd.	142,229	3,639,258
SENKO Co. Ltd.	56,963	407,076
Sinotrans Ltd. (H Shares)	3,415,675	1,181,883
Trancom Co. Ltd.	66,796	3,352,522
		8,813,610
Building Products - 0.6%
Builders FirstSource, Inc. (a)	85,525	8,105,204
Hayward Holdings, Inc. (a)(b)	597,389	7,192,564
Kondotec, Inc.	182,725	1,371,989
Masonite International Corp. (a)	1,634	149,364
Nihon Dengi Co. Ltd.	35,313	917,151
Nihon Flush Co. Ltd.	141,713	1,077,427
Owens Corning	4,028	430,231
Sekisui Jushi Corp.	15,142	243,224
		19,487,154
Commercial Services & Supplies - 0.7%
Aeon Delight Co. Ltd.	9,376	207,780
AJIS Co. Ltd.	79,999	1,366,434
Asia File Corp. Bhd	361,200	142,593
Calian Group Ltd.	8,428	390,717
Civeo Corp. (a)	80,816	1,555,708
CoreCivic, Inc. (a)	450,653	3,961,240
CTS Co. Ltd.	389	2,256
Fursys, Inc.	7,029	151,682
Lion Rock Group Ltd.	1,677,443	256,772
Mears Group PLC	114,402	318,461
Mitie Group PLC	4,571,617	5,285,749
NICE Total Cash Management Co., Ltd.	111,311	424,549
Pilot Corp.	528	17,597
Prosegur Compania de Seguridad SA (Reg.)	32,971	63,288
S1 Corp.	900	39,322
Sunny Friend Environmental Technology Co. Ltd.	10,000	51,632
The GEO Group, Inc. (a)	221,355	1,666,803
VSE Corp.	132,404	5,599,365
		21,501,948
Construction & Engineering - 1.1%
Argan, Inc.	10,700	430,461
Boustead Singapore Ltd.	660,129	398,564
Br Holding Corp.	5,700	15,791
Dai-Dan Co. Ltd.	11,306	204,474
Daiichi Kensetsu Corp. (b)	113,708	1,180,435
EMCOR Group, Inc.	107,698	18,416,358
Fuji Furukawa Engineering & Construction Co. Ltd.	1,609	43,441
Geumhwa PSC Co. Ltd.	38,839	867,679
Kyeryong Construction Industrial Co. Ltd.	27,197	348,836
Meisei Industrial Co. Ltd.	130,797	902,627
Mirait One Corp.	43,644	542,117
Nippon Rietec Co. Ltd.	113,758	1,067,994
Primoris Services Corp.	150,734	3,813,570
Raiznext Corp.	323,068	3,459,331
Seikitokyu Kogyo Co. Ltd.	19,956	137,500
Shinnihon Corp.	201,867	1,569,329
Sinopec Engineering Group Co. Ltd. (H Shares)	9,318	4,832
Totetsu Kogyo Co. Ltd.	15,752	314,726
United Integrated Services Co.	32,200	227,396
		33,945,461
Electrical Equipment - 1.1%
Acuity Brands, Inc.	57,846	9,103,803
Aichi Electric Co. Ltd.	66,250	1,678,097
AQ Group AB	86,644	3,455,604
Atkore, Inc. (a)	7,529	951,139
Chiyoda Integre Co. Ltd.	38,840	664,836
Generac Holdings, Inc. (a)	960	98,131
GrafTech International Ltd. (b)	1,880,873	8,858,912
Hammond Power Solutions, Inc. Class A	37,223	1,091,812
Korea Electric Terminal Co. Ltd.	47,296	2,171,601
Sensata Technologies, Inc. PLC	26,766	1,162,983
Servotronics, Inc. (a)(b)	12,334	149,426
TKH Group NV (bearer) (depositary receipt)	71,679	3,461,039
Vitzrocell Co. Ltd.	12,100	160,952
		33,008,335
Ground Transportation - 0.6%
Alps Logistics Co. Ltd.	224,288	2,142,187
Chilled & Frozen Logistics Holdings Co. Ltd.	90,013	877,188
Daqin Railway Co. Ltd. (A Shares)	3,350,846	3,736,173
NANSO Transport Co. Ltd.	13,310	129,733
Sakai Moving Service Co. Ltd.	126,668	4,462,378
Stef SA	21,685	2,513,723
Universal Logistics Holdings, Inc.	141,886	3,632,282
		17,493,664
Industrial Conglomerates - 0.4%
DCC PLC (United Kingdom)	169,110	10,507,433
Mytilineos SA	68,201	1,976,463
Nolato AB (B Shares)	14,434	79,946
Reunert Ltd.	113,595	365,951
		12,929,793
Machinery - 2.7%
Aalberts Industries NV	544,114	25,049,584
Allison Transmission Holdings, Inc.	37,725	1,840,603
ASL Marine Holdings Ltd. (a)	4,078,106	161,118
Beijer Alma AB (B Shares)	165,971	3,770,946
Crane Co.	163,276	11,767,301
Crane Nxt Co.	163,276	7,732,751
Daiwa Industries Ltd.	96,718	1,021,604
ESAB Corp.	39,507	2,305,629
Estic Corp.	42,505	286,150
Haitian International Holdings Ltd.	761,891	1,979,608
Hillenbrand, Inc.	174,135	7,944,039
Hosokawa Micron Corp.	12,468	270,102
Hurco Companies, Inc.	6,816	152,883
Hy-Lok Corp.	11,000	175,723
Hyster-Yale Materials Handling, Inc. Class A	57,057	3,004,622
JOST Werke AG (c)	8,651	477,580
Kyowakogyosyo Co. Ltd.	3,604	112,901
Luxfer Holdings PLC sponsored	19,114	291,489
Maruzen Co. Ltd.	126,115	1,971,044
Miller Industries, Inc.	33,609	1,095,653
Mincon Group PLC	186,643	199,492
Mitsui Engineering & Shipbuilding Co. (a)	341,229	1,311,021
Nadex Co. Ltd.	80,798	599,777
Nippon Dry-Chemical Co. Ltd.	8,739	119,848
Oshkosh Corp.	2,720	208,134
Park-Ohio Holdings Corp.	72,069	934,735
Proto Labs, Inc. (a)	15,970	459,457
Semperit AG Holding (b)	48,118	1,264,556
Shinwa Co. Ltd.	11,180	175,574
SIMPAC, Inc.	127,420	530,220
Stabilus Se	2,630	171,561
Takamatsu Machinery Co. Ltd.	37,631	160,379
Takeuchi Manufacturing Co. Ltd.	51,312	1,408,188
TK Group Holdings Ltd.	849,454	183,982
Tocalo Co. Ltd.	249,761	2,345,557
Trinity Industrial Corp.	83,446	442,048
Yamada Corp.	7,133	154,362
		82,080,221
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (b)	11,094	496,124
Japan Transcity Corp.	10,698	53,398
Tokyo Kisen Co. Ltd.	62,043	259,274
		808,796
Passenger Airlines - 0.1%
Jet2 PLC	166,616	2,567,179
Professional Services - 2.4%
ABIST Co. Ltd.	1,417	31,511
Altech Corp.	37,766	713,172
Artner Co. Ltd.	25,957	257,002
ASGN, Inc. (a)	5,831	417,441
Barrett Business Services, Inc.	6,409	535,856
CACI International, Inc. Class A (a)	36,276	11,365,996
Career Design Center Co. Ltd.	35,307	536,691
Careerlink Co. Ltd.	4,843	78,725
Concentrix Corp.	232,995	22,486,347
Creek & River Co. Ltd.	1,718	26,883
Dip Corp.	5,342	131,798
E-Credible Co. Ltd.	27,075	325,559
eClerx Services Ltd.	12,183	202,697
en japan, Inc.	28,357	509,016
FTI Consulting, Inc. (a)	221	39,891
Gakujo Co. Ltd.	31,176	370,984
Genpact Ltd.	294,011	13,098,190
Hito Communications Holdings, Inc.	19,955	232,649
HRnetgroup Ltd.	506,718	285,037
IFIS Japan Ltd.	20,614	93,179
JAC Recruitment Co. Ltd.	11,376	212,552
KBR, Inc.	3,956	224,424
Kelly Services, Inc. Class A (non-vtg.)	4,749	77,931
Maximus, Inc.	85,583	7,159,018
McMillan Shakespeare Ltd.	159,744	1,631,823
Open Up Group, Inc.	11,199	165,904
Outsourcing, Inc.	39,628	403,674
Persol Holdings Co. Ltd.	20,786	428,595
Quick Co. Ltd.	118,357	1,557,183
Robert Half International, Inc.	1,061	77,453
SaraminHR Co. Ltd.	9,700	165,646
Science Applications International Corp.	19,275	1,966,628
SS&C Technologies Holdings, Inc.	628	36,763
Synergie SA	13,565	493,260
Verra Mobility Corp. (a)(b)	105,052	1,780,631
WDB Holdings Co. Ltd.	73,215	1,093,645
Will Group, Inc.	117,330	919,644
World Holdings Co. Ltd.	149,497	3,037,354
		73,170,752
Trading Companies & Distributors - 2.2%
AddTech AB (B Shares)	2,691	53,794
Alconix Corp.	270,263	2,752,857
Alligo AB (B Shares)	961	10,720
Beacon Roofing Supply, Inc. (a)	58,181	3,501,333
Chori Co. Ltd.	162,041	3,078,089
Core & Main, Inc. (a)	4,600	119,876
Ferguson PLC	70,159	9,879,790
Goodfellow, Inc.	58,716	509,651
Green Cross Co. Ltd.	53,140	387,715
Hanwa Co. Ltd.	11,744	363,654
Itochu Corp.	439,369	14,576,005
Kamei Corp.	212,990	2,445,966
Lumax International Corp. Ltd.	148,200	345,745
Mitani Shoji Co. Ltd.	319,607	3,147,595
Narasaki Sangyo Co. Ltd.	7,475	100,710
Otec Corp.	9,516	152,871
Parker Corp.	178,262	822,548
Rasa Corp.	17,981	195,515
Richelieu Hardware Ltd.	79,472	2,389,703
Sanyo Trading Co. Ltd.	14,199	134,956
Senshu Electric Co. Ltd.	158,057	3,622,955
Tanaka Co. Ltd.	2,586	12,002
Totech Corp.	102,369	3,227,354
Univar Solutions, Inc. (a)	444,327	15,773,609
Yamazen Co. Ltd.	14,872	115,385
Yuasa Trading Co. Ltd.	41,582	1,207,634
		68,928,032
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	1,008,328	1,027,254
Daito Koun Co. Ltd.	2,115	10,717
Isewan Terminal Service Co. Ltd.	157,260	827,530
Meiko Transportation Co. Ltd.	91,085	810,761
Qingdao Port International Co. Ltd. (H Shares) (c)	2,179,023	1,275,816
		3,952,078
TOTAL INDUSTRIALS		385,930,365
INFORMATION TECHNOLOGY - 12.7%
Electronic Equipment, Instruments & Components - 5.1%
A&D Holon Holdings Co. Ltd.	67,027	676,282
Advanced Energy Industries, Inc.	67,261	5,818,077
CDW Corp.	81,795	13,871,614
Climb Global Solutions, Inc.	31,446	1,396,202
Daido Signal Co. Ltd.	6,339	20,396
Daiwabo Holdings Co. Ltd.	139,030	2,623,388
Dexerials Corp.	78,359	1,491,217
Dustin Group AB (a)(c)	33,848	116,248
Elematec Corp.	241,257	3,063,235
ePlus, Inc. (a)	2,781	121,085
FLEXium Interconnect, Inc.	64,700	199,296
Hagiwara Electric Holdings Co. Ltd.	26,845	644,755
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,515,900	15,377,400
IDIS Holdings Co. Ltd.	88,549	877,925
Insight Enterprises, Inc. (a)	75,646	9,149,384
Jabil, Inc.	134,961	10,547,202
Kingboard Chemical Holdings Ltd.	7,633,544	23,379,495
Kitron ASA	79,755	301,222
Makus, Inc.	69,400	520,415
Maruwa Ceramic Co. Ltd.	7,640	974,291
Methode Electronics, Inc. Class A	187,565	7,688,289
Nihon Denkei Co. Ltd.	6,408	89,407
Nippo Ltd.	72,542	394,332
PAX Global Technology Ltd.	5,125,499	4,222,086
Redington (India) Ltd.	3,112,322	6,441,462
SAMT Co. Ltd.	8,500	19,017
Shibaura Electronics Co. Ltd.	42,584	1,790,618
Simplo Technology Co. Ltd.	735,000	7,373,191
Sunny Optical Technology Group Co. Ltd.	11,416	120,636
TD SYNNEX Corp.	256,898	22,874,198
Test Research, Inc.	16,000	33,522
Thinking Electronic Industries Co. Ltd.	498,900	2,395,599
Tomen Devices Corp. (b)	48,334	2,000,846
Tripod Technology Corp.	137,000	513,206
Vontier Corp.	172,089	4,668,775
VSTECS Holdings Ltd.	10,575,769	6,075,722
		157,870,035
IT Services - 3.0%
ALTEN	13,617	2,310,704
Amdocs Ltd.	312,053	28,474,836
Argo Graphics, Inc.	83,880	2,363,492
Asahi Intelligence Service Co.	3,850	33,241
Avant Group Corp.	26,035	269,432
CDS Co. Ltd.	56,751	752,576
Cognizant Technology Solutions Corp. Class A	232,374	13,875,052
CSE Global Ltd.	4,683,291	1,248,058
Densan System Holdings Co. Ltd.	4,673	91,936
Dimerco Data System Corp.	87,318	284,085
DTS Corp.	42,290	1,004,792
E-Guardian, Inc.	11,914	192,573
Econocom Group SA	283,862	974,333
Enea AB (a)	904	5,959
EOH Holdings Ltd. (a)	576,879	53,612
Estore Corp. (b)	18,834	194,776
Gabia, Inc.	97,100	849,450
Himacs Ltd.	3,070	32,086
Indra Sistemas SA	1,255,015	16,594,812
Information Planning Co.	13,495	287,010
Jfe Systems, Inc.	2,698	51,785
Know IT AB	42,761	990,316
KPS AG	1,925	6,151
Metaage Corp.	174,000	280,032
Neurones	628	26,261
Pole To Win Holdings, Inc.	27,705	186,805
Proact IT Group AB	479	5,138
Societe Pour L'Informatique Industrielle SA	174,184	9,711,827
Softcat PLC	642	10,787
Softcreate Co. Ltd.	134,774	1,580,359
Sopra Steria Group	40,377	8,720,318
TDC Soft, Inc.	61,974	669,614
		92,132,208
Semiconductors & Semiconductor Equipment - 1.8%
ASMPT Ltd.	28,620	225,015
Japan Material Co. Ltd.	10,145	152,113
Machvision, Inc.	22,000	132,413
Melexis NV	11,269	1,072,235
Micron Technology, Inc.	178,545	11,491,156
MKS Instruments, Inc. (b)	133,392	11,187,587
Novatek Microelectronics Corp.	10,000	136,616
Parade Technologies Ltd.	61,000	1,866,974
Powertech Technology, Inc.	1,081,000	3,234,638
Renesas Electronics Corp. (a)	449,250	5,854,828
Skyworks Solutions, Inc.	75,092	7,952,243
Systems Technology, Inc.	24,400	213,431
Taiwan Semiconductor Manufacturing Co. Ltd.	420,000	6,872,943
Topco Scientific Co. Ltd.	876,700	5,328,994
		55,721,186
Software - 0.9%
ANSYS, Inc. (a)	51,599	16,197,958
Check Point Software Technologies Ltd. (a)	524	66,737
Cresco Ltd.	74,514	982,459
Cvent Holding Corp. (a)	10,906	91,719
Enghouse Systems Ltd.	2,636	72,552
Focus Systems Corp.	6,173	46,238
Fukui Computer Holdings, Inc.	22,632	449,224
Hecto Innovation Co. Ltd.	71,300	671,047
InfoVine Co. Ltd.	628	13,120
Justsystems Corp.	11,407	301,430
KSK Co., Ltd.	63,455	1,066,607
NetGem SA	50,880	57,466
Nsw, Inc.	20,007	308,931
Open Text Corp.	84,567	3,202,667
Pro-Ship, Inc.	64,020	654,417
System Information Co. Ltd.	22,237	126,721
System Research Co. Ltd.	14,713	262,978
VMware, Inc. Class A (a)	28,423	3,553,728
		28,125,999
Technology Hardware, Storage & Peripherals - 1.9%
Chenbro Micom Co. Ltd.	80,000	217,104
Dell Technologies, Inc.	197,774	8,601,191
Elecom Co. Ltd.	62,611	594,152
MCJ Co. Ltd.	304,763	2,107,871
Samsung Electronics Co. Ltd.	210,170	10,345,321
Seagate Technology Holdings PLC	568,166	33,391,116
TSC Auto ID Technology Corp.	251,000	1,915,549
		57,172,304
TOTAL INFORMATION TECHNOLOGY		391,021,732
MATERIALS - 4.5%
Chemicals - 2.4%
AdvanSix, Inc.	26,452	996,711
Birla Carbon Thailand PCL (For. Reg.)	1,257,178	2,139,200
C. Uyemura & Co. Ltd.	85,327	4,117,241
Celanese Corp. Class A	5,705	606,099
CF Industries Holdings, Inc.	7,407	530,193
Chase Corp.	58,769	6,425,215
Daishin-Chemical Co. Ltd.	28,479	252,138
EcoGreen International Group Ltd. (a)(d)	5,498,931	1,064,809
Element Solutions, Inc.	12,461	226,167
FMC Corp.	107,325	13,263,224
Fujikura Kasei Co., Ltd.	204,664	661,177
Gujarat Narmada Valley Fertilizers Co.	194,742	1,406,037
Gujarat State Fertilizers & Chemicals Ltd.	1,513,287	2,952,964
Huntsman Corp.	347,816	9,317,991
Hyundai HCN	215,675	520,123
Ingevity Corp. (a)	4,116	295,282
Insecticides (India) Ltd.	5,700	33,691
Jcu Corp.	40,510	956,567
KPX Holdings Corp.	6,945	281,675
LyondellBasell Industries NV Class A	189,310	17,910,619
Miwon Chemicals Co. Ltd.	3,900	188,632
Miwon Commercial Co. Ltd.	2,800	353,772
Muto Seiko Co. Ltd.	22,750	186,434
Scientex Bhd	9,800	7,501
SK Kaken Co. Ltd.	7,311	2,324,720
Soken Chemical & Engineer Co. Ltd.	58,595	738,372
Soulbrain Co. Ltd.	9,000	1,481,503
T&K Toka Co. Ltd.	125,023	1,068,771
Thai Rayon PCL:
(For. Reg.) (a)	327,334	448,496
NVDR	303	415
The Mosaic Co.	10,007	428,800
Trinseo PLC	5,756	104,299
Tronox Holdings PLC	152,127	2,082,619
Valvoline, Inc.	9,365	323,561
Yip's Chemical Holdings Ltd.	3,049,894	1,401,103
		75,096,121
Construction Materials - 0.3%
Buzzi Unicem SpA	45,490	1,128,825
Eagle Materials, Inc.	6,305	934,464
Mitani Sekisan Co. Ltd.	106,382	3,759,196
RHI Magnesita NV	31,933	906,979
Vertex Corp.	3,206	32,158
West China Cement Ltd.	546,757	67,748
Wienerberger AG	116,766	3,512,540
		10,341,910
Containers & Packaging - 0.7%
Chuoh Pack Industry Co. Ltd.	42,767	379,055
Corticeira Amorim SGPS SA	126,669	1,429,264
Kohsoku Corp.	190,854	3,002,998
Mayr-Melnhof Karton AG	11,228	1,789,010
Packaging Corp. of America	64,288	8,695,595
Silgan Holdings, Inc.	32,147	1,583,561
The Pack Corp.	146,128	3,348,575
		20,228,058
Metals & Mining - 0.6%
Boliden AB (b)	17,110	610,985
Chubu Steel Plate Co. Ltd.	35,745	548,433
CI Resources Ltd.	46,716	33,148
CK-SAN-ETSU Co. Ltd.	4,109	130,055
Cleveland-Cliffs, Inc. (a)	16,700	256,846
Commercial Metals Co.	7,090	331,032
Granges AB	27,232	270,327
Hill & Smith Holdings PLC	57,162	988,496
Mount Gibson Iron Ltd. (a)	3,310,934	1,046,859
Pacific Metals Co. Ltd.	71,021	988,243
Perenti Ltd. (a)	1,464,896	1,122,577
Teck Resources Ltd. Class B (sub. vtg.)	56,822	2,646,814
Tohoku Steel Co. Ltd.	49,131	645,897
Tokyo Tekko Co. Ltd.	83,915	1,143,485
Warrior Metropolitan Coal, Inc.	166,033	5,739,761
Webco Industries, Inc. (a)	823	146,494
		16,649,452
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	236,557	9,257,299
Sylvamo Corp.	148,456	6,802,254
Western Forest Products, Inc.	149,308	114,611
		16,174,164
TOTAL MATERIALS		138,489,705
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	20,626	351,399
Century21 Real Estate Japan Ltd.	6,540	49,182
Jones Lang LaSalle, Inc. (a)	25,879	3,598,216
LSL Property Services PLC	129,178	439,953
Real Matters, Inc. (a)	94,151	353,018
Relo Group, Inc.	21,965	341,476
Savills PLC	198,780	2,401,988
Selvaag Bolig ASA	56,556	193,172
Servcorp Ltd.	96,446	203,518
Tejon Ranch Co. (a)	54,695	945,130
		8,877,052
UTILITIES - 1.6%
Electric Utilities - 1.4%
PG&E Corp. (a)	2,568,506	43,947,138
Power Grid Corp. of India Ltd.	4,300	12,517
Southern Co.	6,966	512,349
		44,472,004
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	454,968	1,436,033
GAIL India Ltd.	539,843	710,341
		2,146,374
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	3,644,000	2,793,922
Vistra Corp.	20,192	481,781
		3,275,703
TOTAL UTILITIES		49,894,081
TOTAL COMMON STOCKS (Cost $2,501,000,528)		2,986,971,743

Nonconvertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 12/31/49 (d)(f) (Cost $0)	388,666	0

Money Market Funds - 4.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (g)	74,392,730	74,407,608
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	63,903,186	63,909,576
TOTAL MONEY MARKET FUNDS (Cost $138,317,183)		138,317,184

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,639,317,711)	3,125,288,927
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(41,117,506)
NET ASSETS - 100.0%	3,084,171,421

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,812,869 or 0.2% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Non-income producing - Security is in default.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	229,608,615	572,511,173	727,712,180	5,884,634	-	-	74,407,608	0.2%
Fidelity Securities Lending Cash Central Fund 4.88%	22,594,633	178,493,739	137,178,796	51,455	-	-	63,909,576	0.2%
Total	252,203,248	751,004,912	864,890,976	5,936,089	-	-	138,317,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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